Schedule III - Real Estate Investments	12 Months Ended
Dec. 31, 2013
SCHEDULE III - REAL ESTATE INVESTMENTS

QTS REALTY TRUST, INC.
QUALITYTECH, LP

CONSOLIDATED FINANCIAL STATEMENTS

SCHEDULE III - REAL ESTATE INVESTMENTS

December 31, 2013

As of December 31, 2013									Accumulated
(dollars in thousands)	Initial Costs		Costs Capitalized Subsequent to Acquisition			Gross Carrying Amount			Depreciation	Date of
Property Location	Land	Buildings and Improvements	Land	Buildings and Improvements	Construction in Progress	Land	Buildings and Improvements	Construction in Progress	and Amortization	Acquisition
Owned Properties
Suwanee, Georgia...	$ 1,395	$ 29,802	$ 2,126	$ 96,684	$ 3,270	$ 3,521	$ 126,486	$ 3,270	$ (34,590)	9/1/2005
Atlanta, Georgia...	12,647	35,473	2,750	261,074	32,456	15,397	296,547	32,456	(58,272)	10/3/2006
Santa Clara, California*.................................................................................................................................................................................................	—	15,838	—	70,706	1,249	—	86,544	1,249	(19,102)	11/1/2007
Richmond, Virginia.......................................................................................................................................................................................................	2,000	11,200	180	97,779	67,155	2,180	108,979	67,155	(8,996)	3/20/2010
Sacramento, California...................................................................................................................................................................................................	1,481	52,753	—	88	4,273	1,481	52,841	4,273	(1,403)	12/21/2012
Dallas, Texas...	—	5,808	5,808	(5,808)	38,501	5,808	—	38,501	—	2/8/2013
Miami, Florida...	1,777	6,955	—	20,598	—	1,777	27,553	—	(5,662)	3/6/2008
Lenexa, Kansas...	400	3,100	37	198	—	437	3,298	—	(82)	6/3/2011
Wichita, Kansas...	—	686	—	723	—	—	1,409	—	(498)	3/31/2005

	$ 19,700	$ 161,615	$ 10,901	$ 542,042	$ 146,904	$ 30,601	$ 703,657	$ 146,904	$ (128,605)

Leased Properties
Jersey City, New Jersey.................................................................................................................................................................................................	—	1,985	—	21,826	—	—	23,811	—	(8,686)	11/1/2006
Overland Park, Kansas...................................................................................................................................................................................................	—	—	—	762	—	—	762	—	(434)

	—	1,985	—	22,588	—	—	24,573	—	(9,120)

	$ 19,700	$ 163,600	$ 10,901	$ 564,630	$ 146,904	$ 30,601	$ 728,230	$ 146,904	$ (137,725)

*Owned facility subject to long-term ground sublease.

The following table reconciles the historical cost and accumulated depreciation for the years ended December 31, 2013, 2012 and 2011.

	Years Ended December 31,
	2013	2012	2011
Property
Balance, beginning of period...........................................................................................................................................................................................	$ 734,828	$ 555,586	$ 432,889
Disposals...	—	(794)	(463)
Additions (acquisitions and improvements).........................................................................................................................................................................	170,907	180,036	123,160

Balance, end of period...................................................................................................................................................................................................	$ 905,735	$ 734,828	$ 555,586

Accumulated depreciation
Balance, beginning of period...........................................................................................................................................................................................	$ (102,900)	$ (74,536)	$ (52,923)
Disposals...	—	162	46
Additions (depreciation and amortization expense)...............................................................................................................................................................	(34,825)	(28,526)	(21,659)

Balance, end of period...................................................................................................................................................................................................	$ (137,725)	$ (102,900)	$ (74,536)

Qualitytech, LP [Member]
SCHEDULE III - REAL ESTATE INVESTMENTS

QTS REALTY TRUST, INC.
QUALITYTECH, LP

CONSOLIDATED FINANCIAL STATEMENTS

SCHEDULE III - REAL ESTATE INVESTMENTS

December 31, 2013

As of December 31, 2013									Accumulated
(dollars in thousands)	Initial Costs		Costs Capitalized Subsequent to Acquisition			Gross Carrying Amount			Depreciation	Date of
Property Location	Land	Buildings and Improvements	Land	Buildings and Improvements	Construction in Progress	Land	Buildings and Improvements	Construction in Progress	and Amortization	Acquisition
Owned Properties
Suwanee, Georgia...	$ 1,395	$ 29,802	$ 2,126	$ 96,684	$ 3,270	$ 3,521	$ 126,486	$ 3,270	$ (34,590)	9/1/2005
Atlanta, Georgia...	12,647	35,473	2,750	261,074	32,456	15,397	296,547	32,456	(58,272)	10/3/2006
Santa Clara, California*.................................................................................................................................................................................................	—	15,838	—	70,706	1,249	—	86,544	1,249	(19,102)	11/1/2007
Richmond, Virginia.......................................................................................................................................................................................................	2,000	11,200	180	97,779	67,155	2,180	108,979	67,155	(8,996)	3/20/2010
Sacramento, California...................................................................................................................................................................................................	1,481	52,753	—	88	4,273	1,481	52,841	4,273	(1,403)	12/21/2012
Dallas, Texas...	—	5,808	5,808	(5,808)	38,501	5,808	—	38,501	—	2/8/2013
Miami, Florida...	1,777	6,955	—	20,598	—	1,777	27,553	—	(5,662)	3/6/2008
Lenexa, Kansas...	400	3,100	37	198	—	437	3,298	—	(82)	6/3/2011
Wichita, Kansas...	—	686	—	723	—	—	1,409	—	(498)	3/31/2005

	$ 19,700	$ 161,615	$ 10,901	$ 542,042	$ 146,904	$ 30,601	$ 703,657	$ 146,904	$ (128,605)

Leased Properties
Jersey City, New Jersey.................................................................................................................................................................................................	—	1,985	—	21,826	—	—	23,811	—	(8,686)	11/1/2006
Overland Park, Kansas...................................................................................................................................................................................................	—	—	—	762	—	—	762	—	(434)

	—	1,985	—	22,588	—	—	24,573	—	(9,120)

	$ 19,700	$ 163,600	$ 10,901	$ 564,630	$ 146,904	$ 30,601	$ 728,230	$ 146,904	$ (137,725)

*Owned facility subject to long-term ground sublease.

The following table reconciles the historical cost and accumulated depreciation for the years ended December 31, 2013, 2012 and 2011.

	Years Ended December 31,
	2013	2012	2011
Property
Balance, beginning of period...........................................................................................................................................................................................	$ 734,828	$ 555,586	$ 432,889
Disposals...	—	(794)	(463)
Additions (acquisitions and improvements).........................................................................................................................................................................	170,907	180,036	123,160

Balance, end of period...................................................................................................................................................................................................	$ 905,735	$ 734,828	$ 555,586

Accumulated depreciation
Balance, beginning of period...........................................................................................................................................................................................	$ (102,900)	$ (74,536)	$ (52,923)
Disposals...	—	162	46
Additions (depreciation and amortization expense)...............................................................................................................................................................	(34,825)	(28,526)	(21,659)

Balance, end of period...................................................................................................................................................................................................	$ (137,725)	$ (102,900)	$ (74,536)